Taxation - Tax Credited/(Charged) Relating to Components of Other Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax relating to components of other comprehensive income [abstract]
Change in value of available-for-sale financial assets, Before tax			¥ (7)
Changes in value of financial assets at FVOCI, Before tax	¥ (74)	¥ (168)
Currency translation differences, Before tax	683	1,160	(735)
Share of other comprehensive income/(loss) of investments accounted for using the equity method, Before tax	442	1,248	(1,038)
Other comprehensive income/(loss), Before tax	1,051	2,240	(1,780)
Change in value of available-for-sale financial assets, Tax credited/(charged)			2
Changes in value of financial assets at FVOCI, Tax credited/(charged)	(1)
Other comprehensive income/(loss), Tax credited/(charged)	(1)		2
Change in value of available-for-sale financial assets, After tax			(5)
Changes in value of financial assets at FVOCI, After tax	(75)	(168)
Currency translation differences, After tax	683	1,160	(735)
Share of other comprehensive income/(loss) of investments accounted for using the equity method, After tax	442	1,248	(1,038)
Other comprehensive income/(loss), After tax	1,050	¥ 2,240	(1,778)
Tax credited/(charged) relating to components of other comprehensive income, Tax credited/(charged)
Deferred tax	(1)		2
Other comprehensive income/(loss), Tax credited/(charged)	¥ (1)		¥ 2